OTHER OPERATING (EXPENSE) INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income expense [Abstract]
OTHER OPERATING (EXPENSE) INCOME
32	OTHER OPERATING (EXPENSE) INCOME

	2019	2018	2017
	US$’000	US$’000	US$’000

Impairment loss on ships (Note 14)	(16,995)	-	(16,503)
Impairment loss on right-of-use ships (Note 15)	(2,250)	-	-
Impairment loss on goodwill and intangibles	(3,179)	-	(12,119)
Impairment loss on assets of disposal group (Note 40)	-	-	(5,092)
Foreign exchange (loss) gain	(330)	4,261	(507)
Gain on deemed disposal of previously held joint venture interest	-	213	-
Gain on disposal of business	-	3,255	-
Other operating (expense) income	(805)	(1,707)	(281)
	(23,559)	6,022	(34,502)